LVIP ClearBridge Large Cap Growth Fund Investment Strategy - LVIP ClearBridge Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Lincoln Financial Investments Corporation serves as the Fund’s investment adviser. ClearBridge Investments, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other instruments with similar economic characteristics, of U.S. companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). As of March 31, 2026, the market capitalization of the largest company in the Index was approximately $4.2 trillion and the median market capitalization of a company in the Index was approximately $17 billion.The core holdings of the Fund are large capitalization companies that the Sub-Adviser believes to be dominant in their industries due to product, distribution or service strength. The Sub-Adviser emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. The Sub-Adviser attempts to identify established large capitalization companies with the highest growth potential. The Sub-Adviser then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the Sub-Adviser attempts to identify the best values available among the growth companies identified. The Sub-Adviser may sell a security if it no longer meets the Fund’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities. The Fund may invest up to 20% of its net assets (at the time of investment) in foreign securities. The Fund may invest in securities of issuers in emerging markets as part of its allocation to foreign investments. “Emerging markets” are defined as countries or markets not classified as developed and considered to be in earlier stages of economic or capital market development, as determined at the time of investment by widely recognized authorities or index providers (such as MSCI, FTSE, or similar organizations).The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.